Commitments	12 Months Ended
Dec. 31, 2023
Commitments
Commitments
26	Commitments

Commitments are mainly in respect of committed future leases, short-term leases, purchase obligations and other service charges (mainly denominated in United States dollar).

As at December 31, 2023, the projected future payments are as follows:

	Related party	Other	Total
	US $ in millions
2024	94.0	674.7	768.7
2025	42.7	553.0	595.7
2026	42.7	513.1	555.8
2027	42.7	468.0	510.7
2028 and thereafter	181.4	2,584.3	2,765.7
	403.5	4,793.1	5,196.6

The above schedule includes the Company’s commitments in respect of the following agreements:

(a) In February 2021, the Company entered into a strategic agreement with Seaspan, for a twelve-year charter of ten 15,000 TEU liquefied natural gas (LNG) dual-fuel container vessels, to be deployed on the Company’s Asia-US East Coast Trade. As of December 31, 2023, the remaining three vessels are schedule to be delivered by the second quarter of 2024.

(b) In July 2021, the Company entered into an additional strategic agreement with Seaspan, for a twelve-year charter of ten 7,000 TEU liquefied natural gas (LNG) dual-fuel container vessels, with an option for additional five of such vessels which was later exercised, to be deployed across the Company’s various global-niche trades. As of December 31, 2023, the remaining twelve vessels are schedule to be delivered by the end of 2024.

(c) In January 2022, the Company entered into an agreement with a related-party shipping company for an eight-year charter of three 7,000 TEU liquefied natural gas (LNG) dual-fuel container vessels, scheduled to be delivered during the first half of 2024.

(d) In February 2022, the Company entered into an agreement with Navios Maritime Partners L.P. for chartering a total of thirteen container vessels for a term of approximately five years. The agreement includes eight 5,300 TEU newbuild vessels, seven remaining of which as of December 31, 2023, are schedule to be delivered by the end of 2024.

(e) In March 2022, the Company entered into an agreement with MPC Container Ships ASA and MPC Capital AG, for chartering of six 5,500 TEU newbuild vessels for a period of seven years. As of December 31, 2023, the remaining four vessels are schedule to be delivered by the third quarter of 2024.

(f) In August 2022, the Company announced a long-term agreement with Shell NA LNG, LLC for the purpose of supply marine liquefied natural gas (LNG). The agreement, committing the parties for a period of ten years, secures the supply of LNG for the ten 15,000 TEU LNG-fueled vessels to be deployed on the Asia - US East Coast trade (see also (a) above). In April and October 2023, the Company and Shell entered into amendments to this agreement, for the purpose of additional LNG supply in the course of 2023 and 2024, to align with the Company’s needs in respect of delivered and scheduled to be delivered vessels.